CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2011
CASH AND CASH EQUIVALENTS
Schedule of components of cash and cash equivalents

	December 31,
	2011	2010
Ruble current accounts	$300,057	$413,139
Ruble deposit accounts	934,169	93,271
U.S. Dollar current accounts	321,949	215,375
U.S. Dollar deposit accounts	101,600	28,002
Euro current accounts	25,770	17,142
Euro deposit accounts	2,600	11,288
Hryvna current accounts	10,873	9,535
Hryvna deposit accounts	—	35,753
Uzbek som current accounts	150,547	91,236
Turkmenian manat current accounts	1,501	10,568
Armenian dram current accounts	1,616	2,160
Other	144	225

Total cash and cash equivalents	$1,850,826	$927,694